SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Cash and Cash Equivalents, at Carrying Value			$ 0	$ 0
Allowance for doubtful accounts			0	0
Share-based compensation expense	$ 785,757	$ 632,580	$ 1,349,646	$ 869,960
Income tax, likelihood description			The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement
Estimated useful lives of property and equipment			7 years
Number of operating segments | Segment			1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment			3 years